SHAREHOLDERS' EQUITY (Issuance of Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Ordinary shares, shares authorized	100,000,000	100,000,000
Amount raised, net of issuance expenses	$ 70,718	$ 19,704
At The Market Offering Program [Member]
Ordinary shares issued	363,090
Amount raised, net of issuance expenses	3,801
Maximum authorized proceeds from issuance of common stock	40,000
Agreement [Member]
Ordinary shares, shares authorized	6,000,000
Ordinary shares issued	6,900,000
Ordinary shares issued, price	$ 10.5
Amount raised, net of issuance expenses	$ 66,917
Agreement term	30 days
Agreement, additional shares issuable	900,000